SCHEDULE OF DUE TO/ FROM FACTOR (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding receivables:
Without recourse	$ 916,045	$ 808,233	$ 1,680,042
With recourse	18,994	99,055	65,411
Matured funds and deposits	55,043	65,321	81,055
Advances	(551,813)	(483,187)	(632,826)
Credits due customers		(151,611)	(354,282)
Due from factor, net	$ 438,269	$ 337,811	$ 839,400